Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Components Of Income Tax Expense

	Millions of yen
	Year ended March 31
	2010	2011	2012
Current:
Domestic	¥12,988	¥175	¥13,481
Foreign	4,599	5,956	7,650

Subtotal	17,587	6,131	21,131

Deferred:
Domestic	28,207	56,194	34,274
Foreign	(8,633)	(995)	3,498

Subtotal	19,574	55,199	37,772

Total	¥37,161	¥61,330	¥58,903

Effective Income Tax Rate Reflected In The Consolidated Statements Of Operations

	Year ended March 31
	2010	2011	2012
Normal effective statutory tax rate	41.0%	41.0%	41.0%
Impact of:
Changes in deferred tax valuation allowance	6.7	1.6	(22.5)
Taxable items to be added on financial profit	10.8	5.3	3.8
Non-deductible expenses	10.5	16.6	23.3
Non-taxable revenue	(7.8)	(8.4)	(29.7)
Dividends from foreign subsidiaries	1.0	0.0	0.9
Tax effect of undistributed earnings of foreign subsidiaries	0.1	(0.0)	(1.1)
Different tax rate applicable to income (loss) of foreign subsidiaries	(26.9)	10.8	14.1
Changes in domestic tax laws	—	—	45.7
Expiration of loss carryforwards	0.7	1.3	2.8
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	—	(1.3)	(8.8)
Other	(0.8)	(1.1)	(0.2)

Effective tax rate	35.3%	65.8%	69.3%

Details Of Deferred Tax Assets And Liabilities

	Millions of yen
	March 31
	2011	2012
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥10,243	¥70,406
Investments in subsidiaries and affiliates	171,520	177,522
Valuation of financial instruments	214,706	197,961
Accrued pension and severance costs	41,402	34,291
Other accrued expenses and provisions	77,649	84,628
Operating losses	317,519	313,245
Other	5,215	20,034

Gross deferred tax assets	838,254	898,087
Less—Valuation allowance	(461,966)	(490,986)

Total deferred tax assets	376,288	407,101

Deferred tax liabilities
Investments in subsidiaries and affiliates	69,363	78,262
Valuation of financial instruments	47,694	56,732
Undistributed earnings of foreign subsidiaries	4,409	3,167
Valuation of fixed assets	19,355	117,112
Other	5,736	14,077

Total deferred tax liabilities	146,557	269,350

Net deferred tax assets	¥229,731	¥137,751

Changes In The Valuation Allowance For Deferred Tax Assets

	Millions of yen
	Year ended March 31
	2010		2011		2012
Balance at beginning of year	¥493,906		¥501,554		¥461,966
Net change during the year	7,648	(1)	(39,588	)(2)	29,020	(3)

Balance at end of year	¥501,554		¥461,966		¥490,986

(1)	Includes ¥8,313 million and ¥2,667 million related to subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries and in certain subsidiaries in Japan, negative ¥3,332 million related to the Company which is due to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥7,648 million of allowances increased for the year ended March 31, 2010.
(2)	Includes negative ¥33,523 million related to foreign subsidiaries which is mainly due to an effect of utilized loss carryforwards in certain U.S. subsidiaries, negative ¥2,657 million and negative ¥3,408 million related to Japanese subsidiaries and the Company, respectively, which is due mainly to a result of a review of future realizable value for the deferred tax assets previously recorded. In total, ¥39,588 million of allowances decreased for the year ended March 31, 2011.
(3)	Includes ¥24,715 million related to foreign subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries, ¥20,014 million related to Japanese subsidiaries which is mainly due to the effect of the conversion of Nomura Land and Building Co., Ltd. into a subsidiary of Nomura Holdings, Inc. and negative ¥15,709 million related to the Company which is due mainly to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥29,020 million of allowances increased for the year ended March 31, 2012.

Summarizes The Major Jurisdictions Subject To Examination

Jurisdiction	Year
Japan	2007	(1)
U.K.	2011
U.S.	2008

(1)	For transfer pricing, the earliest year in which Nomura remains subject to examinations is 2006.